Post-Employment Obligations - Schedule of Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Annual discount rate for present value of the actuarial obligation	12.30%	9.03%
Annual expected return on plan assets	12.30%	9.03%
Long-term annual inflation rate	4.50%	3.50%
Estimated future annual salary increases	4.50%	3.50%
General mortality table	AT-2000 S10% by sex	AT-2000 S10% by sex
Disability table	Not applicable	Not applicable
Disabled mortality table	AT-83 IAM Male	AT-83 IAM Male
Real growth in contributions above inflation
Health Plan and Dental Plan [Member]
IfrsStatementLineItems [Line Items]
Annual discount rate for present value of the actuarial obligation	12.23%	9.07%
Long-term annual inflation rate	4.50%	3.50%
General mortality table	AT-2000 M&F S10% D20%	AT-2000 M&F S10% D20%
Disabled mortality table	MI-85 Female	MI-85 Female
Real growth in contributions above inflation	1.00%	1.00%